Bank Borrowings - Schedule of Bank Borrowings (Details)	Nov. 02, 2021 HKD ($)	May 31, 2021 HKD ($)	Dec. 22, 2020 HKD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Line of Credit Facility [Line Items]
Total				$ 314,090	$ 40,052
Secured Debt
Line of Credit Facility [Line Items]
Total				314,090	40,052	$ 1,444,983
Less: current portion of long-term bank borrowings				(314,090)	(40,052)	(1,444,983)
Non-current portion of long-term bank borrowings				0	0	0
Standard Chartered Bank (Hong Kong) Limited – Loan 1
Line of Credit Facility [Line Items]
Total			$ 5,000,000
Debt instrument, term			60 months
Standard Chartered Bank (Hong Kong) Limited – Loan 1 | Secured Debt
Line of Credit Facility [Line Items]
Total				0	0	648,371
Debt instrument, interest rate, stated percentage			2.75%
Standard Chartered Bank (Hong Kong) Limited – Loan 2
Line of Credit Facility [Line Items]
Total	$ 2,847,150
Debt instrument, term	5 years
Standard Chartered Bank (Hong Kong) Limited – Loan 2 | Secured Debt
Line of Credit Facility [Line Items]
Total				314,090	40,052	686,285
Debt instrument, interest rate, stated percentage	2.75%
Standard Chartered Bank (Hong Kong) Limited – Loan 3
Line of Credit Facility [Line Items]
Total		$ 1,000,000
Debt instrument, term		5 years
Standard Chartered Bank (Hong Kong) Limited – Loan 3 | Secured Debt
Line of Credit Facility [Line Items]
Total				$ 0	$ 0	$ 110,327
Debt instrument, interest rate, stated percentage		2.75%